Lease liabilities (non-current and current)	12 Months Ended
Dec. 31, 2021
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Lease liabilities (non-current and current)

20 Lease liabilities (non-current and current)

The non-current and current portion of the lease liabilities as at December 31, 2021 and 2020 is as follows:

	31/12/21	31/12/20
Non-current portion of the lease liabilities	46,592	43,137
Current portion of the lease liabilities	10,546	10,456
Total	57,138	53,593

Changes in the carrying amount of the lease liabilities for the year ended December 31, 2021 and 2020 are reported in the following tables.

	31/12/21	31/12/20
Balance at beginning of year	53,593	57,367
Additions for new leases	3,194	10,083
Interest expenses	2,603	2,589
Lease payments	(12,693)	(12,496)
Disposal of leases	(58)	(260)
Adjustments due to remeasurements	9,084	850
Adjustments due to modifications	41	(327)
Covid-19 rent concessions	(1,515)	(1,799)
Effect of translation adjustments	2,889	(2,414)
Balance at end of year	57,138	53,593

As at December 31, 2021, the incremental borrowing rate is within the range of 3% and 12% (the same range as at December 31, 2020).

The maturity analysis of the contractual undiscounted cash flows of the lease liabilities as at December 31, 2021 and 2020 are reported in the tables below.

	31/12/21	31/12/20
Less than one year	13,130	13,039
One to five years	38,419	35,461
More than five years	14,305	14,154
Total undiscounted lease liabilities	65,854	62,654

Some property leases contain extension options exercisable by the Group up to one year before the end of the non-cancellable contract period. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control. The Group has estimated that the potential future lease payments, should it exercise the extension option, would result in an increase in lease liability of 22,015 (19,289 as at December 31, 2020).

The Group negotiated rent concessions with its landlords for the majority of its retail store leases as a result of the severe impact of the COVID-19 pandemic during the year. The Group applied the practical expedient for COVID-19-related rent concessions consistently to eligible rent concessions relating to its retail store leases. The amount recognised in profit or loss for the years ended December 31, 2021 and 2020 to reflect changes in lease payments arising from rent concessions to which the Group has applied the practical expedient for COVID-19-related rent concessions is 1,515 and 1,799, respectively.